Derivative Instruments - Interest Rate Swap Instruments (Details)	6 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 agreement	Dec. 31, 2015 agreement	Dec. 31, 2014 agreement
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Net Loss on Derivative (Ineffective Portion and Amounts Excluded from Effectiveness Testing)	$ 38,000
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months	$ 11,452,000
Number of interest rate derivatives held | agreement			0	0	0
Designated as Hedging Instrument | London Interbank Offered Rate (LIBOR) | Interest Rate Swap 1
Derivative [Line Items]
Strike Rate	1.97%	1.97%
Notional Amount	$ 750,000,000	$ 750,000,000
Designated as Hedging Instrument | London Interbank Offered Rate (LIBOR) | Interest Rate Swap 2
Derivative [Line Items]
Strike Rate	1.97%	1.97%
Notional Amount	$ 750,000,000	$ 750,000,000
Designated as Hedging Instrument | London Interbank Offered Rate (LIBOR) | Interest Rate Swap 3
Derivative [Line Items]
Strike Rate	1.59%
Notional Amount	$ 1,100,000,000
Designated as Hedging Instrument | London Interbank Offered Rate (LIBOR) | Interest Rate Swap 4
Derivative [Line Items]
Strike Rate	1.63%
Notional Amount	$ 595,000,000
Designated as Hedging Instrument | London Interbank Offered Rate (LIBOR) | Interest Rate Swap 5
Derivative [Line Items]
Strike Rate	1.60%
Notional Amount	$ 325,000,000
Interest Rate Swap
Derivative [Line Items]
Derivative, net liability position, fair value	$ 10,445,000